STOCKHOLDERS' EQUITY (Details) (USD $)	1 Months Ended						1 Months Ended
	May 31, 2011	May 31, 2013	Nov. 01, 2012	May 31, 2012	May 01, 2012	May 10, 2011	May 19, 2011 Mr. Marsh [Member]	May 01, 2012 Six Individual Shareholders [Member]	Jun. 02, 2012 Ms. Corpuz [Member]	Nov. 01, 2012 Five Indivdual Shareholders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, shares authorized		20,000,000		20,000,000
Preferred Stock, par value per share		$ 0.0001		$ 0.0001
Preferred Stock, shares issued		0		0
Preferred Stock, shares outstanding		0		0
Stock issued for cash, shares							9,000,000	350,000	9,000,000	300,000
Stock issued for cash	$ 9,000						$ 8,100	$ 3,500		$ 3,000
Common Stock, shares issued		9,650,000		9,350,000
Common Stock, shares outstanding		9,650,000		9,350,000
Common Stock, par value per share		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized		480,000,000		480,000,000
Common stock subscription receivable							$ 900